Financial risk management objectives and policies - Market risk (Details) $ in Millions	Dec. 31, 2022 USD ($) contract	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial instruments by interest rate
Borrowings	$ 29,232	$ 30,781	$ 20,380
Total financial liabilities	29,232	30,781	20,380
Fixed deposits	64	53	42
Cash collateral pledged to counterparties	162
Cash and cash equivalents	6,166	6,329	7,832
Total financial assets	6,392	6,382	7,874
Current and non-current asset investments and other financial assets.	9,546	8,765	6,328
Fixed rate
Disclosure of financial instruments by interest rate
Fixed deposits	64	53	42
Cash and cash equivalents	250
Total financial assets	314	53	42
Floating rate
Disclosure of financial instruments by interest rate
Cash collateral pledged to counterparties	162
Cash and cash equivalents	5,916	6,329	7,832
Total financial assets	6,078	6,329	7,832
Current and non-current asset investments and other financial assets on which interest is received	0	0	0
Fair value hedges [member]
Disclosure of financial instruments by interest rate
Total financial liabilities			371
7% Guaranteed debentures
Disclosure of financial instruments by interest rate
Borrowings	$ 288
Interest rate on borrowings	7.00%
Interest rate swaps
Disclosure of financial instruments by interest rate
Number of contracts | contract	0
Interest-Bearing Loans and Borrowings
Disclosure of financial instruments by interest rate
Current financial liabilities	$ 5,542	1,893	2,386
Non-current financial liabilities	23,690	28,888	17,994
Total financial liabilities	29,232	30,781	20,380
Interest-Bearing Loans and Borrowings | Fixed rate
Disclosure of financial instruments by interest rate
Current financial liabilities	2,476	1,232	1,357
Non-current financial liabilities	21,511	23,985	17,005
Total financial liabilities	23,987	25,217	18,362
Interest-Bearing Loans and Borrowings | Floating rate
Disclosure of financial instruments by interest rate
Current financial liabilities	3,066	661	1,029
Non-current financial liabilities	2,179	4,903	989
Total financial liabilities	$ 5,245	$ 5,564	$ 2,018